Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax expense (benefit), exclusive of the effects of other components listed below	$ 9,981	$ 1,085	$ (13,141)
Adjustments to deferred tax assets and liabilities for changes in enacted tax laws and rates	0	(1)	3,144
Tax benefits of operating loss carryforwards	(1,130)	0	0
Increase in the beginning-of-the-year balance of the valuation allowance for deferred tax assets	0	5,406	14,478
Deferred income tax expense	$ 8,851	$ 6,492	$ 4,481